Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	true
Insider Trading Policies and Procedures Not Adopted
Anti-Hedging and Anti-Pledging Policy
The Insider Trading Compliance Policy also prohibits our directors, officers and employees and any entities they control from purchasing financial instruments such as prepaid variable forward contracts, equity swaps, collars, and exchange funds, or otherwise engaging in transactions that hedge or offset, or are designed to hedge or offset, any decrease in the market value of the Company’s equity securities, or that may cause an officer, director, or employee to no longer have the same objectives as the Company’s other stockholders. The Insider Trading Compliance Policy also prohibits our directors, officers and employees and any entities they control from purchasing or holding the Company’s equity securities in a margin account or from pledging the Company’s securities as collateral for a loan.